Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

Collection Period Start	1-Jan-18	Distribution Date	15-Feb-18
Collection Period End	31-Jan-18	30/360 Days	30
Beg. of Interest Period	16-Jan-18	Actual/360 Days	30
End of Interest Period	15-Feb-18

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	1,413,506,475.24	1,388,384,934.37	0.9218802
Total Securities		1,506,036,234.59	1,413,506,475.24	1,388,384,934.37	0.9218802
Class A-1 Notes	1.320000%	158,000,000.00	65,470,240.65	40,348,699.78	0.2553715
Class A-2a Notes	1.830000%	372,000,000.00	372,000,000.00	372,000,000.00	1.0000000
Class A-2b Notes	1.769450%	248,000,000.00	248,000,000.00	248,000,000.00	1.0000000
Class A-3 Notes	2.050000%	370,000,000.00	370,000,000.00	370,000,000.00	1.0000000
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	25,121,540.87	72,017.26	158.9970941	0.4558054
Class A-2a Notes	0.00	567,300.00	0.0000000	1.5250000
Class A-2b Notes	0.00	365,686.33	0.0000000	1.4745417
Class A-3 Notes	0.00	632,083.33	0.0000000	1.7083333
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	25,121,540.87	1,821,536.92

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	19,034,346.13
Monthly Interest	7,368,610.89

Total Monthly Payments	26,402,957.02
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	631,819.32
Aggregate Sales Proceeds Advance	1,843,458.04

Total Advances	2,475,277.36
Vehicle Disposition Proceeds:
Reallocation Payments	2,046,270.50
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	4,260,206.30
Excess Wear and Tear and Excess Mileage	4,481.98
Remaining Payoffs	0.00
Net Insurance Proceeds	1,758,292.20
Residual Value Surplus	25,652.33

Total Collections	36,973,137.69

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,539,352.50			104
Involuntary Repossession	166,909.00			14
Voluntary Repossession	340,009.00			25
Full Termination	—			—
Bankruptcty	—			—
Insurance Payoff		1,733,575.83		91
Customer Payoff			74,389.69	3
Grounding Dealer Payoff			2,358,727.15	94
Dealer Purchase			1,262,345.84	45

Total	2,046,270.50	1,733,575.83	3,695,462.68	376

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	70,465	1,729,456,900.16	7.00000%	1,413,506,475.24
Total Depreciation Received		(22,733,925.80)		(17,158,506.81)
Principal Amount of Gross Losses	(142)	(3,088,639.34)		(2,538,801.66)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(80)	(1,506,026.09)		(1,239,547.31)
Scheduled Terminations	(196)	(4,988,508.88)		(4,184,685.09)

Pool Balance—End of Period	70,047	1,697,139,800.05		1,388,384,934.37
Remaining Pool Balance
Lease Payment				492,941,434.97
Residual Value				895,443,499.40

Total				1,388,384,934.37

III. DISTRIBUTIONS

Total Collections				36,973,137.69
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				36,973,137.69
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				1,284,204.60
3. Reimbursement of Sales Proceeds Advance				1,107,728.25
4. Servicing Fee:
Servicing Fee Due				1,177,922.06
Servicing Fee Paid				1,177,922.06
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				3,569,854.91

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	72,017.26
Class A-1 Notes Monthly Interest Paid	72,017.26
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	567,300.00
Class A-2a Notes Monthly Interest Paid	567,300.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	365,686.33
Class A-2b Notes Monthly Interest Paid	365,686.33
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	632,083.33
Class A-3 Notes Monthly Interest Paid	632,083.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	184,450.00
Class A-4 Notes Monthly Interest Paid	184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,821,536.92
Total Note and Certificate Monthly Interest Paid	1,821,536.92
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	31,581,745.86
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	25,121,540.87
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	25,121,540.87
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,460,204.99
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	7,530,181.17
Required Reserve Account Amount	22,590,543.52
Beginning Reserve Account Balance	22,590,543.52
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	22,590,543.52
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,460,204.99
Gross Reserve Account Balance	29,050,748.51
Remaining Available Collections Released to Seller	6,460,204.99
Total Ending Reserve Account Balance	22,590,543.52

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			21.50
Monthly Prepayment Speed			60%
Lifetime Prepayment Speed			52%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,283,931.25
Securitization Value of Defaulted Receivables and Casualty Receivables		2,538,801.66	142
Aggregate Defaulted and Casualty Gain (Loss)		(254,870.41)
Pool Balance at Beginning of Collection Period		1,413,506,475.24
Net Loss Ratio
Current Collection Period		-0.0180%
Preceding Collection Period		-0.0150%
Second Preceding Collection Period		0.0057%
Third Preceding Collection Period		-0.0127%
Cumulative Net Losses for all Periods		0.0495%	745,171.10

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.58%	8,195,898.07	435
61-90 Days Delinquent	0.14%	2,041,830.63	107
91-120 Days Delinquent	0.05%	676,013.26	35
More than 120 Days	0.01%	85,006.53	5

Total Delinquent Receivables:	0.77%	10,998,748.49	582

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.20%	0.21%
Preceding Collection Period	0.18%	0.19%
Second Preceding Collection Period	0.15%	0.16%
Third Preceding Collection Period	0.07%	0.08%
60 Day Delinquent Receivables	2,919,742.64
Delinquency Percentage	0.21%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,539,352.50	104
Securitization Value	1,845,367.95	104

Aggregate Residual Gain (Loss)	(306,015.45)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	4,790,497.77	320
Cumulative Securitization Value	5,795,014.62	320

Cumulative Residual Gain (Loss)	(1,004,516.85)

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	2,046,208.21
Reimbursement of Outstanding Advance	1,107,728.25
Additional Advances for current period	1,843,458.04

Ending Balance of Residual Advance	2,781,938.00

Beginning Balance of Payment Advance	2,967,735.79
Reimbursement of Outstanding Payment Advance	1,284,204.60
Additional Payment Advances for current period	631,819.32

Ending Balance of Payment Advance	2,315,350.51

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO